SCHEDULE OF STOCK OPTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Options, Outstanding beginning balance	9,164,647	7,435,360
Weighted Average Exercise Price, Outstanding beginning balance	$ 2.49	$ 2.52
Stock Options, Granted	1,264,189	1,794,787
Weighted Average Exercise Price, Granted	$ 0.80	$ 2.29
Stock Options, Forfeited	(3,221,311)	(65,500)
Weighted Average Exercise Price, Forfeited	$ 2.34	$ 3.01
Stock Options, Exercised	(388,909)
Weighted Average Exercise Price, Exercised	$ 0.05
Stock Options, Outstanding ending balance		9,164,647
Weighted Average Exercise Price, Outstanding ending balance	$ 2.07	$ 2.49
Weighted Average Remaining Contractual Life (in years), Outstanding	14 years 9 months 7 days
Aggregate Intrinsic Value, Outstanding	$ 0
Stock Options, Exercisable	4,735,356
Weighted Average Exercise Price, Exercisable	$ 2.89
Aggregate Intrinsic Value, Exercisable	$ 0
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Options, Outstanding ending balance	6,818,616
Weighted Average Remaining Contractual Life (in years), Exercisable	14 years 7 months 13 days